Supplemental Condensed Combining Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net Income	$ 1,548,851,000	$ 1,313,149,000	$ 1,259,808,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	775,945,000	717,322,000	699,328,000
Change in deferred taxes, net	(5,628,000)	(45,452,000)	113,790,000
Stock Option Compensation Expense	30,176,000	12,323,000	8,507,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	242,289,000	330,960,000	157,411,000
Inventories, net	66,668,000	301,009,000	85,758,000
Prepaid expenses, other current and non-current assets	(53,751,000)	(47,997,000)	24,179,000
Accounts payable, accrued expenses and other current and non-current liabilities	45,729,000	548,955,000	121,424,000
Income tax payable	6,732,000	(9,092,000)	(94,916,000)
Net cash provided by (used in) operating activities	2,139,882,000	1,960,047,000	1,861,392,000
Investing Activities:
Purchases of property, plant and equipment	(1,029,992,000)	(952,943,000)	(931,627,000)
Proceeds from sale of property, plant and equipment	17,662,000	17,408,000	11,673,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	577,581,000	316,810,000	1,779,058,000
Proceeds from divestitures	210,584,000	251,660,000	8,257,000
Net cash (used in) provided by investing activities	(1,379,327,000)	(1,000,685,000)	(2,690,755,000)
Financing Activities:
Increase (decrease) of accounts receivable securitization program	(124,000,000)	290,750,000	9,500,000
Proceeds from exercise of stock options	49,065,000	94,166,000	107,047,000
Payment of dividends [N]	277,176,000	263,244,000	317,903,000
Distributions to noncontrolling interests	325,762,000	284,474,000	250,271,000
Contributions from noncontrolling interests	79,597,000	67,395,000	42,356,000
Net cash (used in) provided by financing activities	(584,761,000)	(1,007,539,000)	805,011,000
Effect of exchange rate changes on cash and cash equivalents	21,939,000	(36,178,000)	(24,570,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	197,733,000	(84,355,000)	(48,922,000)
Cash and cash equivalents at end of period	747,233,000	549,500,000	633,855,000
FMC US Finance [Member]
Operating Activities:
Net Income	4,527,000	4,409,000	4,406,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	28,000	12,000	3,000
Accounts payable, accrued expenses and other current and non-current liabilities	0
Income tax payable	175,000	164,000	(1,650,000)
Net cash provided by (used in) operating activities	4,674,000	4,561,000	2,753,000
Financing Activities:
Long-term debt and capital lease obligations, net	(4,676,000)	(4,560,000)	(2,752,000)
Net cash (used in) provided by financing activities	(4,676,000)	(4,560,000)	(2,752,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(2,000)	1,000	1,000
Cash and cash equivalents beginning balance	2,000	1,000	0
Cash and cash equivalents at end of period	0	2,000	1,000
Total Company 2 [Member]
Operating Activities:
Net Income	1,243,267,000	1,029,445,000	1,045,266,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	393,220,000	1,026,063,000	(4,211,195,000)
Depreciation and amortization	1,251,000	611,000	632,000
Change in deferred taxes, net	(26,327,000)	(28,642,000)	(18,444,000)
(Gain) loss on sale of fixed assets and investments	346,000	65,480,000
(Gain) Loss on investments	(67,509,000)	49,283,000	13,862,000
Write-off of loans from related parties	33,940,000	(6,306,000)	67,629,000
Stock Option Compensation Expense	25,691,000	6,583,000	6,307,000
Investments In Equity Method Investees		5,535,000	42,087,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(60,145,000)	(5,090,000)	(20,961,000)
Accounts receivable from/payable to related parties	1,083,344,000	(593,823,000)	5,222,902,000
Accounts payable, accrued expenses and other current and non-current liabilities	(35,530,000)	18,756,000	29,906,000
Income tax payable	12,007,000	10,853,000	(112,696,000)
Net cash provided by (used in) operating activities	(229,975,000)	593,488,000	83,803,000
Investing Activities:
Purchases of property, plant and equipment	383,000	341,000	835,000
Proceeds from sale of property, plant and equipment	86,000	57,000
Disbursements of loans to related parties	104,036,000	(301,245,000)	(163,172,000)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	148,005,000	90,112,000	273,204,000
Proceeds from divestitures	80,115,000	20,562,000
Net cash (used in) provided by investing activities	35,849,000	(371,079,000)	(437,211,000)
Financing Activities:
Short-term borrowings, net	486,259,000	14,534,000	1,803,000
Long-term debt and capital lease obligations, net	(26,566,000)	(50,839,000)	540,825,000
Proceeds from exercise of stock options	44,018,000	76,093,000	98,523,000
Payment of dividends [N]	277,176,000	263,244,000	317,903,000
Net cash (used in) provided by financing activities	226,535,000	(223,456,000)	323,248,000
Effect of exchange rate changes on cash and cash equivalents	5,350,000	1,378,000	30,264,000
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	37,759,000	331,000	104,000
Cash and cash equivalents beginning balance	448,000	13,000
Cash and cash equivalents at end of period	38,207,000	117,000
D GmbH [Member]
Operating Activities:
Net Income	(17,933,000)	21,557,000	15,225,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	66,502,000	52,242,000	55,433,000
Change in deferred taxes, net	(8,431,000)	(1,997,000)	(2,212,000)
(Gain) loss on sale of fixed assets and investments	(3,148,000)	(880,000)	(131,000)
(Gain) Loss on investments	5,728,000	0	986,000
Write-off of loans from related parties	2,113,000	50,344,000	7,371,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	13,141,000	(1,307,000)	33,760,000
Inventories, net	8,889,000	26,250,000	(24,166,000)
Prepaid expenses, other current and non-current assets	(10,466,000)	33,404,000	(10,742,000)
Accounts receivable from/payable to related parties	(7,812,000)	90,143,000	(6,481,000)
Accounts payable, accrued expenses and other current and non-current liabilities	44,870,000	20,310,000	47,061,000
Income tax payable	0	0	0
Net cash provided by (used in) operating activities	92,245,000	(5,154,000)	131,624,000
Investing Activities:
Purchases of property, plant and equipment	(68,659,000)	(80,824,000)	(111,994,000)
Proceeds from sale of property, plant and equipment	(546,000)	(555,000)	454,000
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	885,000	891,000	15,168,000
Proceeds from divestitures	0	0	0
Net cash (used in) provided by investing activities	(68,998,000)	(82,270,000)	(126,708,000)
Financing Activities:
Short-term borrowings, net	(27,900,000)	87,346,000	(2,982,000)
Long-term debt and capital lease obligations, net	552,000
Net cash (used in) provided by financing activities	(27,348,000)	87,346,000	(2,982,000)
Effect of exchange rate changes on cash and cash equivalents	34,000	(589,000)	(702,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(4,067,000)	(667,000)	1,232,000
Cash and cash equivalents beginning balance	5,055,000	5,722,000	4,490,000
Cash and cash equivalents at end of period	988,000	5,055,000	5,722,000
FMCH [Member]
Operating Activities:
Net Income	849,637,000	591,247,000	562,107,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	1,006,195,000	844,301,000	771,567,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(106,963,000)	(193,867,000)	(149,106,000)
Accounts receivable from/payable to related parties	(150,463,000)	(185,216,000)	814,972,000
Accounts payable, accrued expenses and other current and non-current liabilities	2,506,000	4,370,000	1,754,000
Income tax payable	(102,002,000)	(164,871,000)	(136,469,000)
Net cash provided by (used in) operating activities	1,372,000	(34,472,000)	(1,010,041,000)
Investing Activities:
Purchases of property, plant and equipment		0
Proceeds from sale of property, plant and equipment		0
Disbursements of loans to related parties	365,016,000	312,278,000	249,485,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	200,000	0	1,800,000
Proceeds from divestitures		0	0
Net cash (used in) provided by investing activities	364,816,000	312,278,000	247,685,000
Financing Activities:
Long-term debt and capital lease obligations, net	241,012,000	(277,806,000)	762,356,000
Payment of dividends [N]			0
capital increase	(607,200,000)		0
Net cash (used in) provided by financing activities	(366,188,000)	(277,806,000)	762,356,000
Cash and Cash Equivalents:
Cash and cash equivalents beginning balance			0
Cash and cash equivalents at end of period		0	0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	1,566,166,000	1,484,548,000	1,316,739,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	738,307,000	698,483,000	676,704,000
Change in deferred taxes, net	37,690,000	(2,415,000)	145,601,000
(Gain) loss on sale of fixed assets and investments	5,119,000	3,157,000	(2,523,000)
Stock Option Compensation Expense	4,485,000	5,740,000	2,200,000
Investments In Equity Method Investees	(58,608,000)	(23,311,000)	(18,964,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	230,566,000	332,939,000	123,932,000
Inventories, net	94,250,000	283,906,000	148,719,000
Prepaid expenses, other current and non-current assets	156,916,000	117,604,000	198,834,000
Accounts receivable from/payable to related parties	(274,202,000)	621,180,000	(948,813,000)
Accounts payable, accrued expenses and other current and non-current liabilities	34,060,000	505,793,000	42,577,000
Income tax payable	129,680,000	128,319,000	146,271,000
Net cash provided by (used in) operating activities	2,239,131,000	1,438,371,000	2,790,979,000
Investing Activities:
Purchases of property, plant and equipment	994,311,000	904,256,000	863,362,000
Proceeds from sale of property, plant and equipment	17,030,000	17,906,000	11,219,000
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	576,467,000	270,693,000	1,773,964,000
Proceeds from divestitures	192,267,000	251,660,000	8,257,000
Net cash (used in) provided by investing activities	(1,361,481,000)	(905,383,000)	(2,617,850,000)
Financing Activities:
Short-term borrowings, net	380,832,000	(113,244,000)	(28,172,000)
Long-term debt and capital lease obligations, net	(1,409,956,000)	3,352,000	(124,109,000)
Increase (decrease) of accounts receivable securitization program	(124,000,000)	290,750,000	9,500,000
Proceeds from exercise of stock options	5,047,000	18,073,000	8,524,000
Payment of dividends [N]	20,786,000	2,707,000	20,387,000
capital increase	741,307,000	22,762,000	218,371,000
Distributions to noncontrolling interests	325,762,000	284,474,000	250,271,000
Contributions from noncontrolling interests	79,597,000	67,395,000	42,356,000
Net cash (used in) provided by financing activities	(425,721,000)	(579,593,000)	(163,188,000)
Effect of exchange rate changes on cash and cash equivalents	16,555,000	(36,967,000)	(54,132,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	468,484,031.102955	(83,572,000)	(44,191,000)
Cash and cash equivalents beginning balance	544,443,000	628,015,000	672,206,000
Cash and cash equivalents at end of period	1,012,927,000	544,443,000	628,015,000
Combining Adjustment [Member]
Operating Activities:
Net Income	(2,096,813,000)	(1,818,057,000)	(1,683,935,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(1,399,415,000)	(1,870,364,000)	3,439,628,000
Depreciation and amortization	(30,115,000)	(34,014,000)	(33,441,000)
Change in deferred taxes, net	(8,560,000)	(12,398,000)	(11,155,000)
(Gain) loss on sale of fixed assets and investments	0	(65,439,000)
(Gain) Loss on investments	61,781,000	(49,283,000)	(14,848,000)
Write-off of loans from related parties	(36,053,000)	(44,038,000)	(75,000,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(1,418,000)	(672,000)	(281,000)
Inventories, net	(36,471,000)	(9,147,000)	(38,795,000)
Prepaid expenses, other current and non-current assets	(33,093,000)	(48,000)	6,154,000
Accounts receivable from/payable to related parties	(705,103,000)	40,796,000	(5,077,605,000)
Accounts payable, accrued expenses and other current and non-current liabilities	(177,000)	(274,000)	126,000
Income tax payable	(33,128,000)	16,443,000	9,628,000
Net cash provided by (used in) operating activities	32,435,000	(36,747,000)	(137,726,000)
Investing Activities:
Purchases of property, plant and equipment	(33,361,000)	(32,478,000)	(44,564,000)
Proceeds from sale of property, plant and equipment	0	0	0
Disbursements of loans to related parties	(469,052,000)	(11,033,000)	(86,313,000)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(147,976,000)	(44,886,000)	(285,078,000)
Proceeds from divestitures	(61,798,000)	(20,562,000)	0
Net cash (used in) provided by investing activities	(349,513,000)	45,769,000	243,329,000
Financing Activities:
Short-term borrowings, net	(343,094,000)	(448,000)
Long-term debt and capital lease obligations, net	469,052,000	11,033,000	86,313,000
Payment of dividends [N]	(20,786,000)	(2,707,000)	(20,387,000)
capital increase	(134,107,000)	(22,762,000)	(218,371,000)
Net cash (used in) provided by financing activities	12,637,000	(9,470,000)	(111,671,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(304,441,031.102955)	(448,000)	(6,068,000)
Cash and cash equivalents beginning balance	(448,000)	0	6,068,000
Cash and cash equivalents at end of period	(304,889,000)	(448,000)	0
Combined Total [Member]
Operating Activities:
Net Income	1,548,851,000	1,313,149,000	1,259,808,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	775,945,000	717,322,000	699,328,000
Change in deferred taxes, net	(5,628,000)	(45,452,000)	113,790,000
(Gain) loss on sale of fixed assets and investments	2,317,000	2,318,000	(2,654,000)
Stock Option Compensation Expense	30,176,000	12,323,000	8,507,000
Cash Inflow Hedging			0
Investments In Equity Method Investees	(58,608,000)	(17,776,000)	23,123,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	242,289,000	330,960,000	157,411,000
Inventories, net	66,668,000	301,009,000	85,758,000
Prepaid expenses, other current and non-current assets	(53,751,000)	(47,997,000)	24,179,000
Accounts receivable from/payable to related parties	(54,208,000)	(26,908,000)	4,978,000
Accounts payable, accrued expenses and other current and non-current liabilities	45,729,000	548,955,000	121,424,000
Income tax payable	6,732,000	(9,092,000)	(94,916,000)
Net cash provided by (used in) operating activities	2,139,882,000	1,960,047,000	1,861,392,000
Investing Activities:
Purchases of property, plant and equipment	(1,029,992,000)	(952,943,000)	(931,627,000)
Proceeds from sale of property, plant and equipment	17,662,000	17,408,000	11,673,000
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	577,581,000	316,810,000	1,779,058,000
Proceeds from divestitures	210,584,000	251,660,000	8,257,000
Net cash (used in) provided by investing activities	(1,379,327,000)	(1,000,685,000)	(2,690,755,000)
Financing Activities:
Short-term borrowings, net	496,097,000	(11,812,000)	(29,351,000)
Long-term debt and capital lease obligations, net	(730,582,000)	(318,820,000)	1,262,633,000
Increase (decrease) of accounts receivable securitization program	(124,000,000)	290,750,000	9,500,000
Proceeds from exercise of stock options	49,065,000	94,166,000	107,047,000
Payment of dividends [N]	277,176,000	263,244,000	317,903,000
Proceeds from conversion of preference shares into ordinary shares			0
Proceeds From Repurchase Of Equity			0
Distributions to noncontrolling interests	325,762,000	284,474,000	250,271,000
Contributions from noncontrolling interests	79,597,000	67,395,000	42,356,000
Net cash (used in) provided by financing activities	(584,761,000)	(1,007,539,000)	805,011,000
Effect of exchange rate changes on cash and cash equivalents	21,939,000	(36,178,000)	(24,570,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	197,733,000	(84,355,000)	(48,922,000)
Cash and cash equivalents beginning balance	549,500,000	633,855,000	682,777,000
Cash and cash equivalents at end of period	$ 747,233,000	$ 549,500,000	$ 633,855,000